Subsequent Event (Details) - USD ($) $ in Millions	Dec. 21, 2015	Jun. 30, 2014	Dec. 31, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Expansion Option to Request Additional Commitments	$ 50.0		$ 150.0
Line of Credit Facility, Expiration Date	Jun. 30, 2019	Jun. 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 300.0		300.0
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	15.0		50.0
Swingline Loan [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases	$ 30.0		$ 30.0
Capital Spending [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms	Further, the Amended Credit Agreement contains financial covenants that limit the amount of capital expenditures TimkenSteel may make to $45 million in fiscal year 2016 and $50 million in fiscal years thereafter.
Minimum Availability [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Covenant Terms	In addition, the Amended Credit Agreement requires TimkenSteel to (i) maintain certain minimum availability under the Amended Credit Facility as specified therein, including a requirement to have availability of not less than $100 millionfor at least one day prior to July 1, 2016 and (ii) maintain a minimum specified fixed charge coverage ratio for three consecutive months beginning July 30, 2017 and thereafter on a springing basis if minimum availability requirements as specified in the Amended Credit Agreement are not maintained.